Advances for Vessels under Construction	12 Months Ended
Dec. 31, 2024
Advances for Vessels under Construction
Advances for Vessels under Construction

5. Advances for Vessels under Construction

In April 2023, the Company entered into contracts for the construction of two 6,000 TEU container vessels with expected vessels delivery in 2025. In June 2023, the Company entered into contracts for the construction of two 8,200 TEU container vessels with expected vessels delivery in 2026. In February and March 2024, the Company entered into contracts for the construction of four 8,200 TEU container vessels with expected vessels deliveries in 2026 through 2027. In June and July 2024, the Company entered into contracts for the construction of five 9,200 TEU container vessels and one 8,200 TEU container vessel with expected deliveries in 2027 and 2028. In December 2024, the Company entered into contracts for the construction of two 9,200 TEU container vessels with expected deliveries in 2027.

In April 2022, the Company entered into contracts for the construction of four 8,000 TEU container vessels, of which two were delivered to the Company from the shipyard in the second quarter of 2024, one was delivered in the third quarter of 2024 and one was delivered in the fourth quarter of 2024. In March 2022, the Company entered into contracts for the construction of two 7,100 TEU container vessels, of which one was delivered to the Company from the shipyard in the second quarter of 2024 and one in the third quarter of 2024. Each of these six newbuild container vessels delivered to the Company commenced a long-term time charter upon delivery in 2024.

The aggregate purchase price of the 16 vessel construction contracts amounts to $1,507.5 million as of December 31, 2024, out of which $192.2 million and $57.7 million was paid in the years ended December 31, 2024 and 2023, respectively. The remaining contractual commitments under these vessel construction contracts are analyzed as follows as of December 31, 2024 (in thousands):

Payments due by year ending
December 31, 2025	$185,102
December 31, 2026	407,440
December 31, 2027	570,592
December 31, 2028	94,500
Total contractual commitments	$1,257,634

Additionally, a supervision fee of $850 thousand per newbuilding vessel (as amended on November 10, 2023 – refer to Note 11, “Related Parties Transactions”) will be payable to Danaos Shipping Company Limited (the “Manager”) over the construction period. Supervision fees totaling $3.0 million, $3.0 million and nil were charged by the Manager and capitalized to the vessels under construction in the years ended December 31, 2024, 2023 and 2022, respectively. Interest expense amounting to $21.5 million, $17.4 million and $5.0 million was capitalized to the vessels under construction in the years ended December 31, 2024, 2023 and 2022, respectively.